Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	281,813,124.02	21,628
Yield Supplement Overcollateralization Amount 10/31/20	9,297,156.78	0
Receivables Balance 10/31/20	291,110,280.80	21,628
Principal Payments	13,737,864.46	396
Defaulted Receivables	364,019.57	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	8,611,257.25	0
Pool Balance at 11/30/20	268,397,139.52	21,213

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.66%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,855,505.77	164
Past Due 61-90 days	901,881.71	53
Past Due 91-120 days	142,907.35	12
Past Due 121+ days	0.00	0
Total	3,900,294.83	229

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	205,212.49
Aggregate Net Losses/(Gains) - November 2020	158,807.08
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.65%
Prior Net Losses Ratio	0.82%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	-0.23%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	32.93

Flow of Funds	$ Amount
Collections	17,230,075.71
Investment Earnings on Cash Accounts	188.92
Servicing Fee (1)	(242,591.90)
Transfer to Collection Account	0.00
Available Funds	16,987,672.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	518,089.70
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,220,718.09

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	431,951.70
(10) Collection Account Redeposits	2,548,000.00

Total Distributions of Available Funds	16,987,672.73

Servicing Fee	242,591.90
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 11/16/20	271,617,857.61
Principal Paid	13,415,984.50
Note Balance @ 12/15/20	258,201,873.11

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	157,937,857.61
Principal Paid	13,415,984.50
Note Balance @ 12/15/20	144,521,873.11
Note Factor @ 12/15/20	42.5064333%

Class A-4
Note Balance @ 11/16/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	83,100,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	30,580,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	591,736.53
Total Principal Paid	13,415,984.50
Total Paid	14,007,721.03

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	329,037.20
Principal Paid	13,415,984.50
Total Paid to A-3 Holders	13,745,021.70

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5907441
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3934834
Total Distribution Amount	13.9842275

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9677565
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.4587779
Total A-3 Distribution Amount	40.4265344

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	240.07
Noteholders' Principal Distributable Amount	759.93

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,548,816.60
Investment Earnings	85.66
Investment Earnings Paid	(85.66)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,102,580.56	$929,112.92	$1,155,000.05
Number of Extensions	66	59	67
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.30%	0.36%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.